Consolidated Statements of Comprehensive Income - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
REVENUE	¥ 2,614,349	¥ 1,933,836	¥ 2,516,810
OPERATING EXPENSES
Purchases, services and other	(1,770,019)	(1,267,797)	(1,697,834)
Employee compensation costs	(154,835)	(147,604)	(154,318)
Exploration expenses, including exploratory dry holes	(24,248)	(19,333)	(20,775)
Depreciation, depletion and amortization	(231,269)	(213,875)	(225,262)
Selling, general and administrative expenses	(57,802)	(64,345)	(68,596)
Taxes other than income taxes	(228,003)	(195,850)	(228,436)
Other income, net	12,980	50,905	173
TOTAL OPERATING EXPENSES	(2,453,196)	(1,857,899)	(2,395,048)
PROFIT FROM OPERATIONS	161,153	75,937	121,762
FINANCE COSTS
Exchange gain	13,377	14,387	10,017
Exchange loss	(12,839)	(14,279)	(10,016)
Interest income	2,984	3,023	3,631
Interest expense	(19,739)	(26,528)	(30,409)
TOTAL NET FINANCE COSTS	(16,217)	(23,397)	(26,777)
SHARE OF PROFIT OF ASSOCIATES AND JOINT VENTURES	13,267	3,533	8,229
PROFIT BEFORE INCOME TAX EXPENSE	158,203	56,073	103,214
INCOME TAX EXPENSE	(43,507)	(22,588)	(36,199)
PROFIT FOR THE YEAR	114,696	33,485	67,015
OTHER COMPREHENSIVE INCOME, Item that will not be reclassified to profit or loss
Fair value changes in equity investment measured at fair value through other comprehensive income	232	113	156
Items that are or may be reclassified subsequently to profit or loss
Currency translation differences	(4,729)	(10,802)	8,357
Share of the other comprehensive income of associates and joint ventures accounted for using the equity method	(4)	(441)	417
OTHER COMPREHENSIVE INCOME, NET OF TAX	(4,501)	(11,130)	8,930
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	110,195	22,355	75,945
PROFIT FOR THE YEAR ATTRIBUTABLE TO:
Owners of the Company	92,170	19,006	45,682
Non-controlling interests	22,526	14,479	21,333
PROFIT FOR THE YEAR	114,696	33,485	67,015
TOTAL COMPREHENSIVE INCOME FOR THE YEAR ATTRIBUTABLE TO:
Owners of the Company	89,561	14,634	50,323
Non-controlling interests	20,634	7,721	25,622
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	¥ 110,195	¥ 22,355	¥ 75,945
BASIC AND DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY(RMB)	¥ 0.50	¥ 0.10	¥ 0.25